EMPLOYEE DEFINED CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2022
EMPLOYEE DEFINED CONTRIBUTION PLAN
EMPLOYEE DEFINED CONTRIBUTION PLAN

22.         EMPLOYEE DEFINED CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund, unemployment insurance and other welfare benefits are provided to employees. Chinese labor regulations require that the Group’s PRC entities make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions made. For the years ended December 31, 2020, 2021 and 2022, the total amounts for such employee benefits, which were expensed as incurred, were $9,136,, $11,698 and $5,347 respectively, of which $4,876, $9,394 and $3,593 were related to discontinued operations, respectively,. As a result of COVID-19, the PRC government exempted or reduced certain enterprises’ contributions to basic pension insurance, unemployment insurance, and work injury insurance (“certain social insurance”). The Company’s PRC subsidiaries and the new VIE were exempted from contributions to certain social insurance between February 2020 and December 2020. The exemption was recognized as a reduction of cost of revenues and operating expenses in the amount of $3,491 for the year ended December 31, 2020.